12. CONVERTIBLE NOTES PAYABLE	6 Months Ended	7 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

12% Convertible Notes

December 2013 Issuance

In December 2013, the Company entered into various unsecured convertible promissory notes with various third parties totaling $530,000, of which the entire amount was outstanding at June 30, 2014 and December 31, 2013. The principal amounts of these notes are between $10,000 and $300,000. Under the terms of these notes, they mature on October 31, 2018, accrue interest at 12.0% per annum, and are convertible into shares of our common stock at a conversion rate of $5.00 per share, with standard dilution clauses (i.e. dividends, stock splits).  After November 1, 2015, the Company can force conversion of these notes if the trading stock price has exceeded $10 for 20 consecutive trading days.  The Company paid $63,600 to a placement agent for finders fees which the Company recorded as a debt discount as of June 30, 2014 and December 31, 2013.  In addition, the Company granted the placement agent warrants to purchase 10,600 shares at a price of $5.00 per share, (with standard dilution clause for dividend, stock splits) which vest immediately, and expire October 31, 2018. The value of the warrants was $21,271 based on the black-scholes pricing model. The Company recorded the value of warrants as additional debt discount at June 30, 2014 and December 31, 2013. The debt discount is being amortized to interest expense over the life of the notes. For the three and six months period ended June 30, 2014, $3,272 and $6,525 has been amortized to interest expense, respectively and the unamortized debt discount balance at June 30, 2014 was approximately $78,000.

To properly account for the December 2013 Issuance, the Company performed a detailed analysis to obtain a thorough understanding of the transaction. The Company reviewed ASC Topic 815, to identify whether any equity-linked features in the December 2013 Issuance are freestanding or embedded. The Company determined that there were no free standing features. The December 2013 Issuance was then analyzed in accordance with Topic 815 to determine if the embedded conversion feature should be bifurcated and accounted for at fair value and remeasured at fair value in income. The Company determined that the embedded conversion feature did not meet the requirments for bifurcation pursuant to Topic 815 and therefore accounted for the December 2013 Issuance as conventional debt. The Company then reviewed ASC Topic 470-20, and determined that the December 2013 Issuance met the criteria of a conventional convertible note and that none of the December 2013 Issuance had a beneficial conversion feature As a result, pursuant to ASC Topic 470-20, the Company recorded the Conventional Convertible note as a debt instrument in its entirety.

January 2014 Issuance

In January 2014, the Company entered into various unsecured convertible promissory notes with various third parties totaling $1,605,000, of which $1,350,000 was outstanding at June 30, 2014. The principal amounts of these notes are between $10,000 and $200,000. Under the terms of these notes, they mature on October 31, 2018, accrue interest at 12.0% per annum, and are convertible into shares of our common stock at a conversion rate of $5.00 per share, with standard dilution clauses (i.e. dividends, stock splits).  They are convertible at any time on or before maturity date at $5.00 per common share. The Company paid $160,500 in debt issuance costs and $32,100 to a placement agent for finders fees which the Company recorded as a debt discount as of June 30, 2014.  In addition, the Company granted the placement agent warrants to purchase 32,100 shares at a price of $5.00 per share, (with standard dilution clause for dividend, stock splits) which vest immediately, and expire October 31, 2018. The value of the warrants was $83,452 based on the black-scholes pricing model. The Company recorded the value of warrants as additional debt discount at June 30, 2014.

To properly account for the January 2014 Issuance, The Company reevaluated the debt instruments pursuant to ASC 815, to identify whether any equity-linked features in the Convertible Debt are freestanding or embedded. January 2014 Issuance was issued availing the option for note holders to convert debt to common stock at fixed conversion price of $5.00 per share.  The Company determined that conversion feature was embedded in the January issuance but did not meet the definition of a derivative pursuant to ASC 815 and therefore should not be bifurcated.  The Company concluded that the January 2014 Issuance was conventional debt and assessed under ASC 470-20 whether the January 2014 Issuance had a beneficial conversion feature.  Since the initial conversion price of the security was less than the market value of the common stock at the time of issuance, it was determined that a beneficial conversion feature existed.  The Company calculated the value of the beneficial conversion feature using the intrinsic value method. The stock price on the date of issuance was $13.75 and the conversion price was $5.

The calculated value of the beneficial conversion feature and the value of the debt discount resulted in a value greater than the value of the debt and as such, the total discount was limited to the value of the debt balance of $1,605,000.

The debt discount is being amortized to interest expense over the life of the notes. For three and six months period ended June 30, 2014, approximately $110,000 and $412,000 has been amortized to interest expense (including amounts related to debt conversions of approximately $252,000 dating March 31, 2014), repectively and the unamortized discount balance at June 30, 2014 was approximately $1,193,000.

Conversion of 12% Convertible Notes

On March 31, 2014, four of the January 2014 issuance note holders converted their loan notes with principal balances totaling $255,000 and accrued interest of $3,669 into 51,733 shares of the Company’s common stock at a conversion price of $5.00 per share.

8 ½% Convertible Note Payable

The Company executed a mortgage on their Pueblo West property in the amount of $170,000 at 8 ½% interest amortized over 15 years with a maturity date of December 31, 2018 (the “Pueblo Mortgage”).  This note is convertible at any time at $5.00 per share.

To properly account for the Pueblo Mortgage, the Company performed a detailed analysis to obtain a thorough understanding of the transaction. The Company reviewed ASC Topic 815, to identify whether any equity-linked features in the Pueblo Mortgage are freestanding or embedded. The Company determined that there were no free standing features. The Pueblo Mortgage was then analyzed in accordance with Topic 815 to determine if the embedded conversion feature should be bifurcated and accounted for at fair value and remeasured at fair value in income. The Company determined that the embedded conversion feature did not meet the requirements for bifurcation pursuant to Topic 815 and therefore accounted for the Pueblo Mortgage as conventional debt. The Company then reviewed ASC Topic 470-20, and determined that the Pueblo Mortgage he Pueblo Mortgage met the criteria of a conventional convertible note and that none of the Pueblo Mortgage had a beneficial conversion feature As a result, pursuant to ASC Topic 470-20, the Company recorded the Conventional Convertible note as a debt instrument in its entirety.

The table below summarizes our Convertible Notes activity during the six months ended June 30, 2014:

	Principal		Debt	Accrued
	Balance		Discount	Interest	Total
Balance at December 31, 2013	$700,000		$(84,694)	$871	$616,177

Issued in the period	1,605,000		(1,605,000)	-	-

Converted into shares of common stock	(255,000)		-	(3,669)	(258,669)

Amortization of debt discount	-		417,881	-	417,881

Payment of loan principal	(3,178)		-	-	(3,178)

Interest accrued during period	-		-	49,274	49,274

Interest paid during period	-		-	(44,612)	(44,612)

Balance at June 30, 2014	2,046,822		(1,271,813)	-	775,009

Less: Current portion	(5,927)	(1)	-	-	(5,927)
Long-term debt	$2,040,895		$(1,271,813)	$1,864	$770,946

(1)	The current portion represents the principal balance payable on the 8 ½% convertible note payable in the twelve months following the balance sheet date

12% Convertible notes

The Company issued $530,000 in convertible notes on December 27, 2013.  These notes have an interest rate of 12%, paid quarterly, and mature on October 31, 2018.  They are convertible at any time to shares of stock at $5.00 per share.  After November 1, 2015, the Company can force conversion of these notes if the trading stock price has exceeded $10 for 20 consecutive trading days.

The Company paid commission of $63,600 and incurred other debit issuance costs of $2,540. The Company also issued 10,600 warrants with an exercise price of $5.00 per share as further compensation to the broker dealer who raised this funding for us.

We valued the convertible feature of the 12% convertible notes and the warrants issued to the broker dealer using the Black Scholes valuation model, assuming an expected life of 4.8 years, an annual volatility factor of 127%, a risk free interest rate of 1.65%, and $0 dividends.  The debt discount on these convertible notes payable will be amortized over the life of the notes from December 27, 2013 through October 31, 2018 on a straight line basis that approximates the effective interest rate method.

8 ½% Convertible Note Payable

The Company executed a mortgage on their Pueblo West property in the amount of $170,000 at 8 ½% interest amortized over 15 years with a maturity date of December 31, 2018.  This note is convertible at any time at $5.00 per share.

We valued the convertible feature of the 8 ½% Convertible note payable using the Black Scholes valuation model, assuming an expected life of 4.8 years, an annual volatility factor of 104%, a risk free interest rate of 1.65%, and $0 dividends.  The debt discount on this convertible note payable will be amortized over the life of the note from January 1, 2014 through January 2019 on a straight line basis that approximates the effective interest rate method.

12% Convertible notes

The Company has entered into various unsecured convertible promissory notes with various third parties totaling $530,000, of which the entire amount was outstanding at December 31, 2013. The principal amounts of these notes are between $10,000 and $300,000. Under the terms of these notes, they mature on October 31, 2018, accrue interest at 12.0% per annum, and are convertible into shares of our common stock at a conversion rate of $5.00 per share, with standard dilution clauses (i.e. dividends, stock splits).  After November 1, 2015, the Company can force conversion of these notes if the trading stock price has exceeded $10 for 20 consecutive trading days.  The Company paid $63,600 to a placement agent for finders fees which the Company recorded as a debt discount as of December 31, 2013.  In addition, the Company granted the placement agent warrants to purchase 10,600 shares at a price of $5.00 per share, (with standard dilution clause for dividend, stock splits) vests immediately, and expires October 31, 2018. The value of the warrants was $21,271 based on the black-scholes pricing model. The Company recorded the value of warrants as additional debt discount at December 31, 2013. The debt discount will be amortized to interest expense over the life of the notes. As of December 31, 2013, no amounts have been amortized to interest expense.

8 ½% Convertible Note Payable

The Company executed a mortgage on their Pueblo West property in the amount of $170,000 at 8 ½% interest amortized over 15 years with a maturity date of December 31, 2018.  This note is convertible at any time at $5.00 per share.

The table below summarizes our Convertible Notes activity during the year ended December 31, 2013:

	Convertible Notes Payable	Debt Discount	Convertible Notes Payable, Net
June 5, 2013 (Inception)	$-	$-	$-
Proceeds from issuance of convertible debt
12% convertible notes issued December 27,2013	530,000	(85,488)	444,512
8% convertible notes issued December 31,2013	170,000	-	170,000
Amortization of debt discount	-	794	794
Total	700,000	(84,694)	615,306
Current portion of debt	(5,356)	-	(5,356)
Long term portion at December 31, 2013	$694,644	$(84,694)	$609,950

To properly account for certain Convertible Notes Payable, the Company performed a detailed analysis to obtain a thorough understanding of the transactions, including understanding the terms of each instrument issued, and any related derivatives entered into. The Company reviewed ASC Topic 815, to identify whether any equity-linked features in the Notes are freestanding or embedded. The Company determined that there were no free standing features. The Notes were then analyzed in accordance with Topic 815 to determine if the embedded conversion feature should be bifurcated and accounted for at fair value and remeasured at fair value in income. The Company determined that the embedded conversion feature did not meet the requirements for bifurcation pursuant to Topic 815 and therefore accounted for the Notes as conventional debt. The Company then reviewed ASC Topic 470-20, and determined that the Notes met the criteria of a conventional convertible note and that none of the Notes had a beneficial conversion feature As a result, pursuant to ASC Topic 470-20, the Company recorded the Conventional Convertible note as a debt instrument in its entirety.